Prepaid Expenses and Deposits (Tables)	12 Months Ended
Mar. 31, 2023
Prepaid Expenses And Deposits Abstract
Summary of Prepaid Expenses and Deposits

	As of March 31,
	2023	2022
Prepaid directors and officers insurance	162,500	—
Prepaid Nasdaq fee	35,250	—
Prepaid vendor products	24,095	—
Deposits	18,043	5,999
Prepaid software subscription	10,373	—
Other	31,214	—
Prepaid expenses and deposits	281,475	5,999